Sales Revenue - Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Receivables from contracts with customers: [abstract]
Trade receivables	¥ 893,559	¥ 785,157
Contract liabilities:
Other current liabilities	292,552	261,049
Other noncurrent liabilities	¥ 240,556	¥ 193,845